Benefit Plans and Stock-Based Compensation - Summary of Birks' Restricted Stock Units And Deferred Share Units (Detail) - shares	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Deferred Stock Units Dsu [Member]
Schedule Restricted Stock Options And Deferred Stock Units Line Items [Line Items]
Beginning balance	257,005	130,410	55,944
Grants of new units	244,844	133,588	74,466
Forfeited	(36,715)	(6,993)
Ending balance	465,134	257,005	130,410
Restricted Stock Units (RSUs) [Member]
Schedule Restricted Stock Options And Deferred Stock Units Line Items [Line Items]
Beginning balance	102,000	112,000	121,500
Settled in cash	(102,000)	(5,500)	(9,500)
Forfeited		(4,500)
Ending balance	0	102,000	112,000